DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt
	December 31, 2020	December 31, 2019
Series D Convertible Notes due March 2022(a)	$27,142	$26,566
Herbal Brands Loan due May 2023 and other borrowings	6,701	7,162
Ending balance	$33,843	$33,728

(a)      Net of debt issuance costs of $741 and $1,183 in 2020 and 2019.